Consolidated Statements of Changes in Shareholders' Equity - BRL (R$) R$ in Millions	Share Capital	Capital Reserves: Other Reserves	Capital Reserves: Stock Options	Earnings Reserves: Legal	Earnings Reserves: Expansion	Earnings Reserves: Treasury Shares	Earnings Reserves: Retained Earnings	Earnings Reserves: Tax Incentive Reserve	Appropriated Earnings	Other Comprehensive Income (Loss)	Controlling Shareholders	Non-controlling Interest	Total
Beginning balance at Dec. 31, 2015	R$ 6,806	R$ 7	R$ 295	R$ 426	R$ 2,624	R$ (7)	R$ 290	R$ 0	R$ (24)	R$ (94)	R$ 10,323	R$ 2,951	R$ 13,274
Beginning balance, previously presented	6,806	7	295	426	2,624	(7)	290	0	0	(87)	10,354	2,998	13,352
Adjustment retrospective application									(24)	(7)	(31)	(47)	(78)
Beginning balance at Dec. 31, 2015	6,806	7	295	426	2,624	(7)	290	0	(24)	(94)	10,323	2,951	13,274
Other comprehensive income
Net income (loss) for the year									(533)		(533)	(612)	(1,145)
Foreign currency translation										91	91	146	237
Fair value of trade receivable										(23)	(23)	(28)	(51)
Income tax related to other comprehensive income										7	7	8	15
Other										(1)	(1)	(2)	(3)
Comprehensive income (loss) for the year									(533)	74	(459)	(488)	(947)
Capital increase	5										5		5
Share-based expenses			21								21		21
Share-based expenses - subsidiaries			8								8	5	13
Transfer to appropriation of income to expansion reserve					119		(119)						0
Proposed dividends - additional							(4)				(4)		(4)
Transactions with non-controlling interest							(138)				(138)	165	27
Put option - CD Colombia							9				9	19	28
Absorption of losses					(444)		(38)		482				0
Ending balance at Dec. 31, 2016	6,811	7	324	426	2,299	(7)	0	0	(75)	(20)	9,765	2,652	12,417
Other comprehensive income
Net income (loss) for the year									580		580	231	811
Foreign currency translation										(20)	(20)		(20)
Fair value of trade receivable										(10)	(10)	(7)	(17)
Income tax related to other comprehensive income										2	2	1	3
Other										(1)	(1)		(1)
Comprehensive income (loss) for the year									580	(29)	551	225	776
Capital increase	11										11		11
Share-based expenses			16								16		16
Share-based expenses - subsidiaries			8								8	3	11
Transfer to appropriation of income to expansion reserve					429				(429)				0
Appropriation of income to legal reserve				31					(31)				0
Proposed dividends - additional									(78)		(78)	(9)	(87)
Transactions with non-controlling interest							(2)				(2)		(2)
Interest on own capital									(81)		(81)	(20)	(101)
Gain (loss) equity interest							(2)				(2)	2	0
Ending balance at Dec. 31, 2017	6,822	7	348	457	2,728	(7)	(4)	0	(114)	(49)	10,188	2,853	13,041
Other comprehensive income
Net income (loss) for the year									1,193		1,193	(13)	1,180
Foreign currency translation										(24)	(24)		(24)
Fair value of trade receivable										8	8		8
Income tax related to other comprehensive income												2	2
Other										(1)	(1)		(1)
Comprehensive income (loss) for the year									1,193	(17)	1,176	(11)	1,165
Capital increase	3										3		3
Share-based expenses			44								44		44
Share-based expenses - subsidiaries			14								14	7	21
Transfer to appropriation of income to expansion reserve					638			58	(696)				0
Appropriation of income to legal reserve				60					(60)				0
Proposed dividends - additional									(56)		(56)		(56)
Transactions with non-controlling interest							(2)		(6)		(8)	3	(5)
Interest on own capital					(13)				(261)		(274)		(274)
Gain (loss) equity interest							(4)				(4)	4	0
Ending balance at Dec. 31, 2018	R$ 6,825	R$ 7	R$ 406	R$ 517	R$ 3,353	R$ (7)	R$ (10)	R$ 58	R$ 0	R$ (66)	R$ 11,083	R$ 2,856	R$ 13,939